INVESTMENT PROPERTIES - Minimum rental commitments payable on non-cancellable operating leases (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 2,354,431
2022
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	357,327
2023
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	334,660
2024
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	255,396
2025
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	231,666
2026
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	199,784
2027 and thereafter
Investment Properties:
Minimum rental commitments on non-cancellable tenant operating leases	$ 975,598